SHARE CAPITAL (Tables)	12 Months Ended
Jan. 31, 2024
Equity [Abstract]
Schedule for continuity of common stock [Table Text Block]
	Number of shares	Common stock
	#	$
Balance, January 31, 2022	120,047,814	105,236,351
Share-based compensation	-	209,441
Balance, January 31, 2023	120,047,814	105,445,792
Share-based compensation	-	22,128
Balance, January 31, 2024	120,047,814	105,467,920

Schedule of warrants activity [Table Text Block]
	Number of warrants	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance, January 31, 2022	3,240,000	1.18	2.10
Balance, January 31, 2023	3,240,000	1.18	1.10
Expired	(2,040,000)	1.00	-
Balance, January 31, 2024	1,200,000	1.50	0.31

Schedule of warrants outstanding and exercisable [Table Text Block]
Expiry date	Exercise price	Number of warrants outstanding
	C$	#
May 24, 2024	1.50	1,200,000
		1,200,000

Schedule of stock option activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance, January 31, 2022	5,615,000	0.84	1.45
Granted	600,000	0.70	2.03
Expired/forfeited	(1,405,000)	1.25	-
Balance, January 31, 2023	4,810,000	0.75	0.86
Expired/forfeited	(3,710,000)	0.73	-
Balance, January 31, 2024	1,100,000	0.84	0.88

Schedule of stock options outstanding and exercisable [Table Text Block]
Expiry date	Exercise price	Number of options outstanding	Number of options exercisable
	C$	#	#
October 9, 2024	1.00	500,000	500,000
February 10, 2025	0.70	600,000	399,999
		1,100,000	899,999

Schedule for weighted average assumptions of stock options [Table Text Block]
Stock price	C$0.61
Exercise price	C$0.70
Risk-free interest rate	1.60%
Expected life	3 years
Expected volatility	80%
Expected annual dividend yield	0%